Concentration of Credit Risk (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Concentration of Credit Risk (Details) [Line Items]
Cash, Uninsured Amount (in Dollars)	$ 3,828,685
Major Customer 1 [Member] | Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Concentration of Credit Risk (Details) [Line Items]
Concentration Risk, Percentage	23.00%
Major Customer 1 [Member] | Credit Concentration Risk [Member] | Accounts Receivable [Member]
Concentration of Credit Risk (Details) [Line Items]
Concentration Risk, Percentage	23.00%
Major Customer 2 [Member] | Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Concentration of Credit Risk (Details) [Line Items]
Concentration Risk, Percentage	29.00%
Major Customer 2 [Member] | Credit Concentration Risk [Member] | Accounts Receivable [Member]
Concentration of Credit Risk (Details) [Line Items]
Concentration Risk, Percentage	7.00%
Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Concentration of Credit Risk (Details) [Line Items]
Concentration Risk, Customer	two customers	one customer
Concentration Risk, Percentage		62.00%